CREDIT LOSSES	6 Months Ended
Jun. 30, 2024
Receivables [Abstract]
CREDIT LOSSES
NOTE 3:	CREDIT LOSSES

The Company is exposed to credit losses primarily through sales to customers. The Company’s expected loss allowance methodology for trade receivables is developed using historical collection experience and current and future economic and market conditions.

The estimate of amount of trade receivable that may not be collected is based on the geographic location of the trade receivable balances, aging of the trade receivable balances, the financial condition of customers and the Company’s historical experience with customers in similar geographies. Additionally, specific allowance amounts are established to record the appropriate provision for customers who have a higher probability of default.

The following table provides a roll-forward of the allowance for credit losses that is deducted from the trade receivables balance to present the net amount expected to be collected:

	June 30,	December 31,
	2024	2023
	$ thousands
Balance, at beginning of period	24,602	22,410
Provision for expected credit losses	328	3,898
Balance added in business combination	-	259
Recoveries collected, net of write-offs	(4,503)	(1,965)

Balance, at end of period	20,427	24,602

The Company has reached an agreement to collect a debt from a South American customer (the “Settlement Agreement”). Such Settlement Agreement relates to a debt for which the Company fully recorded a credit loss provision in the fourth quarter of 2022 and to an arbitration proceeding against the Company and its subsidiary. Under the Settlement Agreement, the Company expects to receive a total of $12 million in three equal installments. The first installment of $4 million was received by the Company in the second quarter of 2024. The second installment of $4 million was received by the Company at the beginning of the third quarter of 2024, and the remaining installment is expected to be paid subject to several conditions. According to the Settlement Agreement, the arbitration proceeding against the Company has been terminated and the customer has waived all its claims against the Company and its subsidiaries.